Revenue (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Schedule Of Revenue
Schedule of revenue

	March 31, 2025 ($)	March 31, 2024 ($)
Program fees
Revenue from program fees	1,288,802	954,621
Contractual payments to gyms	(754,000)	(556,098)
Net Revenue from program fees	534,802	398,523

Subscription Revenue	44,528	-
Transaction revenue	52,283	-

Other Income
Research and Development tax incentive	249,747	-
Finale, franchise fee and other fees	30,166	170,376
Merchandise sales	436	2,384
Total other income	280,349	172,760
Total Revenue	911,962	571,283

	2024 ($)	2023 ($)	2022 ($)
Program fees

Revenue from program fees	929,319	937,415	2,050,044
Contractual payments to gyms	(537,012)	(574,025)	(1,215,191)
Net Revenue from program fees	392,307	363,390	834,853

Other Income

Research and Development tax incentive*	-	1,149,525	-
Finale, franchise fee and other fees	167,021	22,600	100,378
Merchandise sales	2,984	1,296	5,572
Total other income	170,005	1,173,421	105,950

Total Revenue	562,312	1,536,811	940,803

*	The Company will continue to apply for the Research and Development incentive as long as it continues to be eligible and will conduct eligible research and development activities. The applicable legislation that governs the eligibility to participate in the R&D incentive program is Division 355 of the Income Tax Assessment Act 1997 (ITAA 1997). The fiscal year 2024 Research and Development incentive was applied for on lodging of the fiscal year 2024 tax return in March 2025 with the Australian Tax Office and recognised as there is reasonable assurance that the Company has complied with the conditions of the grants.

Schedule of disaggregation of revenue

The disaggregation of revenue from contracts with customers is disclosed below. The Company only has one major product line, being the provision of Gym Programs, with growth lines of subscription and transaction revenue. All revenues are generated by the Australian Parent Entity and its 100% owned subsidiaries:

Revenue from program fees	1,288,802	954,621
Contractual payments to gyms	(754,000)	(556,098)
Net Revenue from program fees	534,802	398,523
Subscription Revenue	44,528	-
Transactions Revenue	52,283	-

The disaggregation of revenue from contracts with customers is disclosed below. The Company only has one major product line, being the provision of Gym Programs. All revenues are generated by the Australian Parent Entity:

Revenue from program fees	929,319	937,415	2,050,044
Contractual payments to gyms	(537,012)	(574,025)	(1,215,191)
Net Revenue from program fees	392,307	363,390	834,853